Other Assets-Other / Other Liabilities (Schedule Of Other Assets-Other / Other Liabilities) (Parenthetical) (Detail) (JPY ¥) In Millions, unless otherwise specified			6 Months Ended
	Sep. 30, 2012	Mar. 31, 2012	Sep. 30, 2012 Wholesale Segment [Member]
Impairment loss on goodwill			¥ 8,293
Carrying value of investment contracts underwritten	290,342	292,120
Estimated fair value of investment contracts underwritten	¥ 295,179	¥ 294,242